SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	$-
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	253
Foreign currency translation adjustments	27
December 31, 2012	$2,160

Property, Plant and Equipment [Table Text Block]
                   Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.3	2.7
Suboptimal exercise multiple (executives)	3	3.2

Schedule Of Stock Based Compensation Expense [Table Text Block]

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 300, $ 633 and $ 515, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenue	$2	$4	$16
Research and development	61	54	114
Selling and marketing	75	92	82
General and administrative	162	483	303

Total stock-based compensation expense	$300	$633	$515

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
		December 31,
	Balance sheet item	2011	2012
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$54	$140
Cash flow hedging:
Foreign exchange option contracts	" Other accounts receivable and prepaid expenses"	-	16

Liabilities

Cash flow hedging:
Foreign exchange option contracts	"Accrued expenses and other accounts payable "	(12)	-

Total derivatives		$42	$156

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

Loss recognized in other comprehensive		Statements	Gain (loss) recognized in the statements of income
	income		of	Year ended December 31,
	2012		income item	2010	2011	2012
	(Effective portion)
Cash flow hedging:
Foreign exchange forward and option contracts	29		"Operating expenses"	$(55)	$63	$-

Derivatives not designated as hedging:
Foreign exchange forward contracts			"Financial expenses, net"	4	59	245

Total derivatives				$(51)	$122	$245